Shareholder Report, Average Annual Return (Details) 194911_Aristotle Core Equity Fund_Class I_TSR Annual {Class I}	12 Months Ended	29 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	20.53%	22.42%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	21.10%